Schedule of bank loan (Details) (Parenthetical) $ in Thousands	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)
Debt Disclosure [Abstract]
Line of credit facility	$ 11,000,000	$ 385	$ 3,000,000
Line of credit facility, interest rate during period	2.25%